DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 3.    DISCONTINUED OPERATIONS
In February 2012, we announced our decision to sell our Argentina operations and began marketing this business to potential buyers. As a result of our plan to sell this business, the Argentina operations met the held for sale classification. At that time, we discontinued depreciation and amortization of Argentina's property, plant and equipment. We recorded a pre-tax noncash impairment charge of $41.5 million ($26.9 million after tax) during the first quarter of 2012.
On September 14, 2012, we sold our Argentina operations to Power Infrastructure LTD, a company duly organized, validly existing and in good standing under the laws of the British Virgin Islands. We are reporting our operations with respect to the Argentina business as a discontinued operations for all periods presented.

The following table presents the assets and liabilities of this disposal group as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
	(in thousands)
Current assets held for sale:
Accounts receivable, net of allowance for doubtful accounts of $69 and $74	$41,682	$27,168
Inventories	8,018	7,982
Prepaid expenses	1,198	1,056
Deferred tax assets	2,454	854
Other current assets	6,991	4,945
Total current assets held for sale	60,343	42,005
Noncurrent assets held for sale:
Property and equipment, gross	39,292	42,872
Accumulated depreciation	(26,296)	(26,925)
Property and equipment, net	12,996	15,947
Goodwill	661	714
Deposits	7	7
Other assets	9,219	5,536
Total noncurrent assets held for sale	22,883	22,204
TOTAL ASSETS	83,226	64,209
Liabilities directly associated with assets held for sale:
Accounts payable	7,101	6,187
Other current liabilities	34,789	22,144
Total liabilities directly associated with assets held for sale	41,890	28,331
TOTAL NET ASSETS HELD FOR SALE FROM DISCONTINUED OPERATIONS	$41,336	$35,878

The following table presents the results of operations for the business sold in this transaction for the three years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
REVENUES	$117,672	$91,089	$68,625
COSTS AND EXPENSES:
Direct operating expenses	111,893	88,571	66,135
Depreciation and amortization expense	2,658	3,149	3,742
General and administrative expenses	14,769	12,083	11,920
Asset retirements and impairments	—	—	267
Operating (loss)	(11,648)	(12,714)	(13,439)
Interest expense, net of amounts capitalized	1,694	719	164
Other (income) expense, net	3,159	110	(682)
Loss before taxes	(16,501)	(13,543)	(12,921)
Income tax benefit	5,820	2,551	4,442
Net (loss)	$(10,681)	$(10,992)	$(8,479)

On October 1, 2010, we completed the sale of our pressure pumping and wireline businesses to Patterson-UTI Energy (“Patterson-UTI”). Management determined to sell these businesses because they were not aligned with our core business strategy of well intervention and international expansion. For the periods presented in this report, we show the results of operations related to these businesses as discontinued operations for all periods. Prior to the sale, the businesses sold to Patterson-UTI were reported as part of our U.S. segment. The sale of these businesses represented the sale of a significant portion of a reporting unit which requires the reassessment of goodwill. However, due to previous impairment charges, there was no goodwill related to this segment remaining in 2010. Because the agreed-upon purchase price for the businesses exceeded the carrying value of the assets being sold, we did not record a write-down on these assets on the date that they became classified as held for sale. The carrying value of the assets sold was $76.5 million as of September 30, 2010 and $74.3 million as of December 31, 2009. We discontinued depreciation and amortization of our pressure pumping and wireline property and equipment at June 30, 2010 when they were classified as held for sale.
The following table presents the results of discontinued operations for the businesses sold in connection with this transaction:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
REVENUES	$—	$197,704	$122,966
COSTS AND EXPENSES:
Direct operating expenses	—	154,369	103,515
Depreciation and amortization expense	—	6,758	20,329
General and administrative expenses	—	11,734	6,556
Asset retirements and impairments	—	—	62,767
Operating income (loss)	—	24,843	(70,201)
Interest expense, net of amounts capitalized	—	(262)	(336)
Other (income) expense, net	—	(75)	714
Gain on sale of discontinued operations	—	(154,355)	—
Income (loss) before taxes	—	179,535	(70,579)
Income tax (expense) benefit	—	(73,790)	25,151
Net income (loss)	$—	$105,745	$(45,428)